Document and Entity Information	3 Months Ended
Mar. 31, 2020
Cover
Document Type	S-1
Entity Registrant Name	DraftKings Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q1
Entity Central Index Key	0001772757
Amendment Flag	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false